Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Leases
2025	$ 1,717
2026	1,181
2027	899
2028	893
2029	111
Thereafter
Total lease payments	4,801
Less: imputed interest	(312)
Total lease liability	$ 4,489	$ 2,626